Accumulated Other Comprehensive Income (Loss) (Changes In Accumulated OCI, Net Of Tax And Net Of Noncontrolling Interests) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Accumulated other comprehensive income (loss), net of taxes:
Net unrealized gains on investment securities: Balance at beginning of fiscal year	¥ 1,106,316	¥ 482,434	¥ 308,071
Net unrealized gains on investment securities: Net change during the fiscal year	166,407	623,882	174,363
Net unrealized gains on investment securities: Balance at end of fiscal year	1,272,723	1,106,316	482,434
Net unrealized gains (losses) on derivatives qualifying for cash flow hedges: Balance at beginning of fiscal year	2,170	(1,253)	(1,690)
Net unrealized gains (losses) on derivatives qualifying for cash flow hedges: Net change during the fiscal year	(361)	3,423	437
Net unrealized gains (losses) on derivatives qualifying for cash flow hedges: Balance at end of fiscal year	1,809	2,170	(1,253)
Defined benefit plans: Balance at beginning of fiscal year	(322,537)	(401,923)	(307,711)
Defined benefit plans: Net change during the fiscal year	116,201	79,386	(94,212)
Defined benefit plans: Balance at end of fiscal year	(206,336)	(322,537)	(401,923)
Foreign currency translation adjustments: Balance at beginning of fiscal year	(211,602)	(675,658)	(627,331)
Foreign currency translation adjustments: Net change during the fiscal year	501,088	464,056	(48,327)
Foreign currency translation adjustments: Balance at end of fiscal year	289,486	(211,602)	(675,658)
Accumulated other comprehensive income (loss), net of taxes: Balance at end of fiscal year	¥ 1,357,682	¥ 574,347	¥ (596,400)